Commitments, contingencies and guarantees - Maturity information on derivative contracts and standby letters of credit and other guarantees (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2020	Mar. 31, 2020
Derivative contracts [Member]
Guarantees [Line Items]
Carrying value	[1],[2]	¥ 5,736,546	¥ 7,197,647
Maximum Potential Payout /Notional	[1],[2]	256,731,733	279,734,884
Derivative contracts [Member] | Less than 1 year [Member]
Guarantees [Line Items]
Maximum Potential Payout /Notional		62,259,465
Derivative contracts [Member] | 1 to 3 years [Member]
Guarantees [Line Items]
Maximum Potential Payout /Notional		62,506,586
Derivative contracts [Member] | 3 to 5 years [Member]
Guarantees [Line Items]
Maximum Potential Payout /Notional		34,342,738
Derivative contracts [Member] | More than 5 years [Member]
Guarantees [Line Items]
Maximum Potential Payout /Notional		97,622,944
Standby letters of credit and other guarantees [Member]
Guarantees [Line Items]
Maximum Potential Payout /Notional		14,592	¥ 2,351
Standby letters of credit and other guarantees [Member] | Less than 1 year [Member]
Guarantees [Line Items]
Maximum Potential Payout /Notional		988
Standby letters of credit and other guarantees [Member] | 1 to 3 years [Member]
Guarantees [Line Items]
Maximum Potential Payout /Notional		12,086
Standby letters of credit and other guarantees [Member] | 3 to 5 years [Member]
Guarantees [Line Items]
Maximum Potential Payout /Notional		109
Standby letters of credit and other guarantees [Member] | More than 5 years [Member]
Guarantees [Line Items]
Maximum Potential Payout /Notional		¥ 1,409

[1]	Credit derivatives are disclosed in Note 3. “Derivative instruments and hedging activities” and are excluded from derivative contracts.
[2]	Derivative contracts primarily consist of equity, interest rate and foreign exchange contracts.